Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained deficit	Total equity attributable to the Company	Non-controlling interest
Start Balance (in shares) at Dec. 31, 2017		169,809,324
Increase (decrease) in Equity [Roll Forward]
Stock issued (in shares)		0
Ending Balance (in shares) at Jun. 30, 2018		169,809,324
Start Balance at Dec. 31, 2017		$ 169,809	$ 197,399	$ 1,090,376	$ 2,227	$ (272,503)		$ 321
Increase (decrease) in Equity [Roll Forward]
Shares issued	$ 0	0
Stock compensation expense			676
Adjustment on repurchase of non-controlling interest			0					0
Other comprehensive income	889				889
Net income (loss)	(36,225)					(36,501)		276
Dividend paid to non-controlling interest								(386)
Ending Balance at Jun. 30, 2018	$ 1,135,952	$ 169,809	198,075	1,090,376	220	(322,739)	$ 1,135,741	211
Start Balance (in shares) at Dec. 31, 2018	169,821,192	169,821,192
Increase (decrease) in Equity [Roll Forward]
Stock issued (in shares)		1,146,900
Ending Balance (in shares) at Jun. 30, 2019	170,968,092	170,968,092
Start Balance at Dec. 31, 2018	$ 1,164,217	$ 169,821	198,497	1,090,376	224	(295,118)		417
Increase (decrease) in Equity [Roll Forward]
Shares issued	8,169	1,147
Stock compensation expense			438
Adjustment on repurchase of non-controlling interest			(70)					(199)
Other comprehensive income	70				70
Net income (loss)	41,116					41,113		3
Dividend paid to non-controlling interest								0
Ending Balance at Jun. 30, 2019	$ 1,214,888	$ 170,968	$ 207,034	$ 1,090,376	$ 294	$ (254,005)	$ 1,214,667	$ 221